Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Sep. 19, 2005
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CYIOS Corporation
Entity Central Index Key	0001091566
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 804,267
Entity Common Stock, Shares Outstanding			36,311,640
Amendment Description	Amendment no 7 to POSAM
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 16,675	$ 27,603
Accounts Receivable	176,651	172,937
Related Party Interest Receivable	43,434	25,903
Prepaid and Other Current Assets	5,122	76,717
TOTAL CURRENT ASSETS	241,882	303,160
FIXED ASSETS, NET	0	1,436
OTHER ASSETS
Related Party Loan	219,284	219,284
TOTAL OTHER ASSETS	219,284	219,284
TOTAL ASSETS	461,166	523,880
Current Liabilities:
Line of Credit	32,928	51,468
Convertible Note Payable	0	36,000
Accounts Payable	17,275	9,452
Accruals and Other Payables	23,984	60,888
TOTAL LIABILITIES	74,187	157,808
STOCKHOLDERS’ EQUITY
Convertible Preferred Stock ($.001 par value, 5,000,000 authorized: 29,713 and 29,713 issued and outstanding)	30	30
Common Stock ($.001 par value, 100,000,000 shares authorized: 36,311,640 and 37,711,640 shares issued and outstanding)	36,311	37,711
Additional Paid-in-Capital	24,496,376	24,592,976
Accumulated Deficit	(24,145,738)	(24,264,645)
TOTAL STOCKHOLDERS’ EQUITY	386,979	366,072
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 461,166	$ 523,880

Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock ($.001 par value, par value
Convertible Preferred Stock ($.001 par value authorized shares	$ 5,000,000	$ 5,000,000
Convertible Preferred Stock ($.001 par value shares issued	$ 29,713	$ 29,713
Convertible Preferred Stock ($.001 par value shares outstanding	$ 29,713	$ 29,713
Common Stock ($.001 par value, par value
Common Stock ($.001 par value authorized shares	100,000,000	100,000,000
Common Stock ($.001 par value shares issued	36,311,640	36,311,640
Common Stock ($.001 par value shares outstanding	37,711,640	37,711,640

Income Statement (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SALES AND COST OF SALES
Sales	$ 1,926,324	$ 1,849,804
Cost of Sales	1,015,366	1,078,841
Gross Profit	910,958	770,963
OPERATING EXPENSES
Selling, general and administrative	135,168	94,931
Payroll Expense--Indirect Labor	585,196	595,592
Consulting and Professional Fees Expense	113,516	67,181
Payroll Expense--Stock Compensation	0	350,000
Consulting Expense--Stock Compensation	9,000	66,167
Depreciation	0	784
TOTAL OPERATING EXPENSES	842,880	1,174,655
Income/(Loss) from Operations	68,078	(403,692)
OTHER INCOME/(EXPENSE)
Interest Income--Related Party	17,531	17,741
Interest Expense	(6,098)	(8,100)
Cancellation of shares issued under Consulting Agreement	40,833	0
Loss on Disposal of Equipment	(1,437)	0
NET OTHER INCOME/(EXPENSE)	50,829	9,641
INCOME/(LOSS) BEFORE PROVISION FOR INCOME TAXES	118,907	(394,051)
PROVISION FOR INCOME TAXES	0	0
NET INCOME/(LOSS)	$ 118,907	$ (394,051)
Net income/(loss) per share--basic and fully diluted	$ 0	$ (0.01)
Weighted average shares outstanding--basic and fully diluted	36,341,353	36,806,829

Consolidated Statement of Stockholders’ Deficit (USD $)	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balances, December 31, 2009 at Dec. 31, 2009	$ 358,623	$ 30	$ 30,149	$ 24,199,038	$ (23,870,594)
Beginning Balances (in shares) at December 31, 2009 at Dec. 31, 2009		29,713	30,148,877
Shares issued for consulting services (in shares)			1,000,000
Shares issued for consulting services	37,500		1,000	36,500
Shares issued to executive officer as a bonus (in shares)			5,000,000
Shares issued to executive officer as a bonus	350,000		5,000	345,000
Portion of Note Payable converted to Shares (in shares)			1,562,763
Portion of Note Payable converted to Shares	14,000		1,562	12,438
Net Income (loss)	(394,051)				(394,051)
Ending Balances at December 31, 2011 at Dec. 31, 2010	366,072	30	37,711	24,592,976	(24,264,645)
Ending Balances at December 31, 2010 (in shares) at Dec. 31, 2010		29,713	37,711,640
Net Income (loss)	118,907				118,907
Return of Shares issued for consulting services (in shares)			(1,400,000)
Return of Shares issued for consulting services	(98,000)		(1,400)	(96,600)
Ending Balances at December 31, 2011 at Dec. 31, 2011	$ 386,979	$ 30	$ 36,311	$ 24,496,376	$ (24,145,738)
Ending Balances at December 31, 2011 (in shares) at Dec. 31, 2011		29,713	36,311,640

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(loss)	$ 118,907	$ (394,051)
operating activities:
Depreciation	0	784
Loss on Disposal of Computer Equipment	1,436	0
Note Payable Converted into Shares	0	14,000
Value of Shares returned for services not performed	(40,833)	387,500
Changes in Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(3,714)	(58,341)
(Increase) in Interest Receivable--Related Party	(17,531)	0
Decrease in Prepaid and Other Current Assets	14,428	(923)
(Decrease) in Accruals and Other Payables	7,823	(34,588)
(Decrease) in Accounts Payable	(36,904)	5,407
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	43,612	(80,212)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase)/Decrease in Related Party Loan	0	15,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	0	15,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Convertible Note Payable	0	50,000
Principal Reduction on Convertible Note Payable--shares issued	0	(14,000)
Payoff of Convertible Note Payable	(36,000)	0
Principal Payments Made on line of Credit	(18,540)	(19,633)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(54,540)	16,367
CASH EQUIVALENTS	(10,928)	(48,845)
CASH AND CASH EQUIVALENTS:
Beginning of Period	27,603	76,448
End of Period	16,675	27,603
CASH PAID DURING THE PERIOD FOR:
Interest	6,098	8,100
Taxes	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned for Consulting Services not Performed	98,000	0
Shares of Common Stock Issued for Prepaid Consulting Services	0	37,500
Stock Issued for Consulting Services/Employee Bonus	$ 0	$ 356,000

-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity—the consolidated financial statements of CYIOS Corporation (The Company), formerly China Print, Inc. include its subsidiary by the same name CYIOS Corporation and CKO, Inc.  The Company, through its subsidiary CYIOS Corporation does business as a leading systems integrator and Knowledge Management Solutions provider supporting the DoD and Government. The Company contracts its services for single and multiple year awards to different DoD and US Government agencies. CKO Inc. owns a custom designed online office management product. The Company launched this product in November of 2005 to the general public and commercial businesses.

Consolidation—The consolidated financial statements include the accounts of the Company and its Subsidiaries, after all eliminations of all intercompany accounts and transactions.

Cash and Cash Equivalents—The Company considers liquid investments with an original maturity of three months or less to be cash equivalents.

Management’s Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition—The Company derives revenue primarily from the sale and service of information technology services to the government. In accordance with SEC Staff Accounting Bulletin No. 104, “Revenue Recognition” (“SAB 104”), revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, collectability is reasonably assured, contractual obligations have been satisfied and title and risk of loss have been transferred to the customer.

Revenues are recognized on a monthly basis when hours are billed to the customer for the work performed.

Selecting the appropriate revenue recognition method involves judgment based on the contract and can be complex depending upon the structure and terms and conditions of the contract.

Contract claims are unanticipated additional costs incurred but not provided for in the executed contract price that we seek to recover from the customer. Such costs are expensed as incurred. Additional revenue related to contract claims is recognized when the amounts are awarded by the customer.

NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)

Comprehensive Income (Loss)—The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 130, “Reporting Comprehensive Income”, which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements.  There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the consolidated financial statements.

Advertising Costs—Advertising costs are expensed as incurred.  For the years ended December 31, 2011 and 2010, the company incurred $17,537 and $9,690 respectively.

Accounting Basis—The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).  The Company has adopted a December 31 fiscal year end.

Income Taxes—Income taxes are provided in accordance with Statement of Financial Accounting Standards (SFAS) No. 109, “Accounting for Income Taxes.”  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss-carryforwards.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that, and some portion or the entire deferred tax asset will not be realized.  Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Fair Value of Financial Instruments/Line of Credit—The carrying amounts reported in the consolidated balance sheet for cash, accounts receivable and payables approximate fair value based on the short-term maturity of these instruments.

Accounts Receivable—Accounts deemed uncollectible are written off in the year they become uncollectible.  Outstanding Accounts Receivable as of December 31, 2011 was $176,651 (CYIOS Subsidiary) and as of December 31, 2010 was $172,937 (CYIOS Subsidiary).

Impairment of Long-Lived Assets—. Using the guidance of Statement of Financial Accounting Standards (SFAS) No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)

Property and Equipment—Property and equipment is stated at cost.  Depreciation is provided by the straight-line method over the estimated economic life of the property and equipment remaining from five to seven years.  New computer equipment assets in the amount of $3,917 were purchased in 2007 and in 2011 this equipment was disposed of and written off as a loss in the amount of 1,437.

Recent Accounting Pronouncements—In August 2010, the FASB issued Accounting Standard Updates No. 2010-21 (ASU No. 2010-21) “Accounting for Technical Amendments to Various SEC Rules and Schedules” and No. 2010-22 (ASU No. 2010-22) “Accounting for Various Topics – Technical Corrections to SEC Paragraphs”.  ASU No 2010-21 amends various SEC paragraphs pursuant to the issuance of Release no. 33-9026: Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies.  ASU No. 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics.  Both ASU No. 2010-21 and ASU No. 2010-22 are effective upon issuance.  The amendments in ASU No. 2010-21 and No. 2010-22 will not have a material impact on the Company’s financial statements.

Other ASUs not effective until after December 31, 2011, are not expected to have a significant effect on the Company’s consolidated financial position or results of operations.

-FINANCING FACILITY	12 Months Ended
Dec. 31, 2011
-FINANCING FACILITY

NOTE B—FINANCING FACILITY

During the year ended December 31, 2003 the Company entered into an accounts receivable financing facility for a maximum of $500,000 with an unrelated third party. Collateral for the facility is a first security interest in all corporate assets and a personal guarantee of the Company’s majority shareholder.  The Company pays a 2% fee for each advance and interest accrues on all advances at a floating rate, at the prime rate published in the Wall Street Journal plus 2% (5.25% at December 31, 2011).  The Company is advanced 90% of all government contract invoices. The advances are used for general corporate working capital. Residual, or holdback amounts, less fees and interest, are remitted to the Company when payments are received from the government. All of the Company’s revenue stream and accounts receivables are factored through this facility.

-INCOME TAXES	12 Months Ended
Dec. 31, 2011
-INCOME TAXES

NOTE C—INCOME TAXES

Due to the prior years’ operating losses and the inability to recognize an income tax benefit therefrom, there is no provision for current or deferred federal or state income taxes for the year ended December 31, 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

NOTE C—INCOME TAXES (CONT’D)

The Company’s total deferred tax asset, calculated using federal and state effective tax rates, as of December 31, 2011 is as follows:

Total Deferred Tax Asset	$ 2,231,203
Valuation Allowance	(2,231,203)
Net Deferred Tax Asset	-

The reconciliation of income taxes computed at the federal statutory income tax rate to total income taxes for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
Income tax computed at the federal statutory rate	34%	34%
State income tax, net of federal tax benefit	0%	0%
Total	34%	34%
Valuation allowance	-34%	-34%
Total deferred tax asset	0%	0%

Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance.  The valuation allowance increased (decreased) by $(26,545) and $(6,579) in 2011 and 2010, respectively.  No tax benefits have been recorded for the nondeductible (tax) expenses (including stock for services) totaling $17,583,375.

As of December 31, 2011, the Company had federal and state net operating loss carryforwards as follows of $6,562,363 which will expire at various times through the year 2031.

-CONCENTRATION	12 Months Ended
Dec. 31, 2011
-CONCENTRATION

NOTE D—CONCENTRATION

All of the Company’s revenue is generated from either a prime or sub contractor on contracts with the Information Management Support Center U.S. Army and GOMO/SLD. Loss of these contracts could have a material effect upon the Company’s financial condition and results of operations.

-EQUITY	12 Months Ended
Dec. 31, 2011
-EQUITY

NOTE E—EQUITY

Common Shares

The Company is authorized to issue 100,000,000 shares of $.001 par value stock and as of December 31, 2011 the Company had 36,311,640 shares outstanding.  During 2011 and 2010, the Company issued the following shares of common stock:

During 2011, the only stock activity was for the return of 1,400,000 shares of stock from a consultant who did not perform the agreed upon consulting services (see note G for details of the transaction).

NOTE E—EQUITY (CONT’D)

During 2010, the Company issued 7,562,763 common shares to investors, employees, and consultants.  The shares issued as stock compensation were valued at the fair market value price at date of issuance and were registered securities.  The issuance of the shares and the value is detailed in the following table:

Month/Description of transaction	Number of shares	Price per share	Total Value

March 17, 2010—Officer Stock Bonus	5,000,000	$ 0.0700	$ 350,000
March 24, 2010—Consulting Services	100,000	$ 0.0600	$ 6,000
March 31, 2010—Consulting Services	450,000	$ 0.0400	$ 18,000
August 20, 2010—Debt Conversion	133,333	$ 0.0150	$ 2,000
October 19, 2010—Debt Conversion	540,541	$ 0.0074	$ 4,000
October 27, 2010—Consulting Services	450,000	$ 0.0300	$ 13,500
December 13, 2010—Debt Conversion	888,889	$ 0.0090	$ 8,000
Total	7,562,763		$ 401,500

Preferred Shares

The Company is authorized to issue 5,000,000 shares of $.001 par value, non-voting, convertible preferred shares.  The preferred shares are convertible to common shares at a 1 to 1 ratio.  As of December 31, 2011, the Company had 29,713 preferred shares outstanding.  During 2011 and 2010, the Company did not issue any preferred shares of stock.

-Stock options and warrants	12 Months Ended
Dec. 31, 2011
-Stock options and warrants

NOTE F—Stock options and warrants

Employee Stock Option Plan

On April 21, 2006, the Company’s board of directors approved the 2006 Employee Stock Option Plan (the “2006 Plan”).  The 2006 Plan provides for the issuance of a maximum of 3,000,000 shares of common stock in connection with stock options granted thereunder, plus an annual increase to be added on the first nine anniversaries of the effective date of the 2006 Plan, equal to at least (i) 1% of the total number of shares of common stock then outstanding, (ii) 350,000 shares, or (iii) a number of shares determined by the Company’s board of directors prior to such anniversary date.  The 2006 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee made up of not less than 2 members of appointed by the Company’s board of directors. Participation in the 2006 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2006 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of our common stock on the date of grant. Awards granted pursuant to the 2006 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Company’s board of directors.

On April 21, 2006 the Company filed a registration statement on Form S-8 with the SEC registering 3,000,000 shares of common stock for issuance upon exercise of options granted pursuant to the 2006 Plan.  As of December 31, 2011, options to acquire 1,812,300 shares of common stock were granted and exercised and there are 1,187,700 shares available for issuance under the 2006 Plan.

On November 12, 2007, the Company’s board of directors approved the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan provides for the issuance of a maximum of 3,500,000 shares of common stock in connection with awards granted thereunder, which may include stock options, restricted stock awards and stock appreciation rights. The 2007 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee appointed by the Company’s board of directors (the “Committee”). Participation in the 2007 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2007 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of the Company’s common stock on the date of grant. Awards granted pursuant to the 2007 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Committee.

On November 29, 2007 the Company filed a registration statement on Form S-8 with the SEC registering 3,500,000 shares of common stock for issuance upon exercise of options granted and exercised pursuant to the 2007 Plan.  As of December 31, 2011, options to acquire 2,054,000 shares of common stock were granted and exercised and there are 1,210,700 shares available for issuance under the 2007 Plan.

NOTE F—Stock options and warrants (CONT’D)

Stock Options and Warrants

During the years ended December 31, 2011 and 2010, no stock options were granted or exercised.

During 2011, prepaid stock compensation in the amount of $9,000 was expensed.  In October 2010, a consulting contract was signed with a marketing/public relations group.  The group was issued 450,000 shares of stock on October 27, 2010 at a fair market value per share of $.03 ($13,500 total value) in exchange for 6 months of consulting services.  The $13,500 was booked to prepaid expense and amortized over 6 months.  The total stock compensation expensed for this transaction during the years December 31, 2011 and 2010 were $9,000 and $4,500, respectively.

Valuation of Stock-based Compensation on Common Stock

Under the fair value recognition provisions of SFAS No. 123(R), stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company has awarded stock-based compensation as restricted stock.

The method used to estimate the fair value of the awards granted under the share-based payment arrangements is calculated as the value of the stock at the date the stock option is exercised.

Valuation of Stock-based Compensation on Common Stock (cont’d)

Compensation expense for common stock is recognized on the date of the grant at the closing price of the stock on the date of the grant.

Our statement of operations for the years ended December 31, 2011 and 2010 included stock-based compensation of $9,000 and $416,167, respectively.

The Company does not have any unrecognized stock-based compensation expense at December 31, 2011.

-Cancellation of Shares Issued under Consulting Agreement	12 Months Ended
Dec. 31, 2011
-Cancellation of Shares Issued under Consulting Agreement

NOTE G—Cancellation of Shares Issued under Consulting Agreement

In the first quarter of 2011, a consultant returned 1,400,000 shares of stock that were valued at $0.07 per share (a total value of $98,000) for services not performed.  Of the $98,000, $57,167 was reversed out of prepaid expense and the remaining $40,833 was booked as an entry to other income as “Cancellation of shares issued under consulting agreement”.

-PENSION PLAN	12 Months Ended
Dec. 31, 2011
-PENSION PLAN

NOTE H—PENSION PLAN

The Company has a 401(k) plan which is administered by a third-party administrator.  Individuals who have been employed for one month and reached the age of 21 years are eligible to participate.  Employees may contribute up to the legal amount allowed by law.  The Company matches one-fourth of the employee’s contribution up to a maximum of 4% of the employee’s wages.  Employees are vested in the Company’s contribution 25% a year and are fully vested after four years.  The Company’s contributions for the years ended December 31, 2011 and 2010 were $14,978 and $14,768 respectively.

-COMMITMENTS/LEASES	12 Months Ended
Dec. 31, 2011
-COMMITMENTS/LEASES

NOTE I—COMMITMENTS/LEASES

The Company entered into a lease agreement on July 8, 2005 for office space.  The current lease agreement is in effect for 12 months.  Under this agreement the monthly fees are $350 per month.   The Company’s estimated future yearly minimum lease obligations are as follows:

Year	Amount
2012	$4,200
2012	$4,620
2013	$5,082
2014	$5,590
2015	$6,150
Total	$25,642

Total rent expense for 2011 and 2010 was $4,124 and $12,905 respectively.

-RELATED PARTIES	12 Months Ended
Dec. 31, 2011
-RELATED PARTIES

NOTE J—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders.  The note is payable on demand and bears 8% interest per annum.  The outstanding balance as of December 31, 2011 is $219,284.

Annual payments including principal and interest are as follows:

Year	Interest and Principal Payments
2012	$ 31,926
2013	31,926
2014	31,926
2015	31,926
2016	31,926
2016 and thereafter	122,977
Total Interest and Principal Payments	$ 282,608

Interest Income for the years December 31, 2011 and 2010 were $17,531 and $17,741.

-LINE OF CREDIT	12 Months Ended
Dec. 31, 2011
-LINE OF CREDIT

NOTE K—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America.  The line of credit for CKO is 10.75% interest and the line of credit for China Print, Inc. is 14.75%.  The line of credit for China Print was paid off in the 3rd quarter of 2011.  The outstanding balances of the line of credit by Subsidiary as of December 31, 2011 are as follows:

CKO	$32,928
China Print	-
$ 32,928

-NET INCOME/ (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE L—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the years ended December 31, 2011 and 2010 are as follows:

	For the year ended December 31, 2011
	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ 118,907
Basic EPS
Income available to common stockholders	118,907	36,311,640	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713
Diluted EPS
Net Income/(Loss)	118,907	36,341,353	$ 0.00

The computation of basic earnings per common share is computed using the weighted average number of common shares outstanding during the year.  The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents which would arise from the exercise of warrants outstanding using the treasury stock method and the average market price per share during the year.  Options warrants and convertible preferred stock which are common stock equivalents are not included in the diluted earnings per share calculation for December 31, 2010 since their effect is anti-dilutive.

-CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2011
-CONVERTIBLE NOTE PAYABLE

NOTE M—CONVERTIBLE NOTE PAYABLE

On January 5, 2010, the company received proceeds from a Note Payable (“Note”) due to an outside party in the amount of $50,000. A total of 4,761,905 shares were placed in reserve if the Note Payable was converted. On August 20, 2010, $2,000 of the principal balance was converted into 133,333 common shares of CYIOS Corporation stock. On October 19, 2010, $4,000 of the principal balance was converted into 540,541 common shares of CYIOS Corporation stock. On December 13, 2010, $8,000 of the principal balance was converted into 888,889 common shares of CYIOS Corporation stock. As of December 31, 2010 the total Note Payable outstanding was $36,000.

The Company subsequently paid off the remaining principal balance of $36,000 on January 26, 2011 in full satisfaction of the outstanding Note Payable. The remaining shares not issued for conversion in the amount of 3,199,142 were removed from reserve.

-SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
-SUBSEQUENT EVENTS

NOTE N—SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2011 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than those events described above.

Changes In and Disagreements with Accountants

We have had no changes in or disagreements with our accountants.

Available Information

We have filed a registration statement on form S-1 under the Securities Act of 1933 with the Securities and Exchange Commission with respect to the shares of our common stock offered through this prospectus. This prospectus is filed as a part of that registration statement, but does not contain all of the information contained in the registration statement and exhibits. Statements made in the registration statement are summaries of the material terms of the referenced contracts, agreements or documents of the company. We refer you to our registration statement and each exhibit attached to it for a more detailed description of matters involving the company, and the statements we have made in this prospectus are qualified in their entirety by reference to these additional materials. You may inspect the registration statement, exhibits and schedules filed with the Securities and Exchange Commission at the Commission’s principal office in Washington, D.C. Copies of all or any part of the registration statement may be obtained from the Public Reference Section of the Securities and Exchange Commission, 100 F. Street, N.E. Washington, D.C. 20549. Please Call the Commission at 1-800-SEC-0330 for further information on the operation of the public reference rooms. The Securities and Exchange Commission also maintains a Web Site at http://www.sec.gov that contains reports, proxy Statements and information regarding registrants that files electronically with the Commission. Our registration statement and the referenced exhibits can also be found on this site.

If we are not required to provide an annual report to our security holders, we intend to still voluntarily do so when otherwise due, and will attach audited financial statements with such report.

Dealer Prospectus Delivery Obligation

Until ________________, all dealers that effect transactions in these securities whether or not participating in this offering may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Part II

Information Not Required In the Prospectus

Item 13. Other Expenses of Issuance and Distribution

The estimated costs of this offering are as follows:

Securities and Exchange Commission registration fee	$29
Federal Taxes	$0
State Taxes and Fees	$0
Listing Fees	$0
Printing and Engraving Fees	$1,000
Transfer Agent Fees	$1,000
Accounting fees and expenses	$500
Legal fees and expenses	$2,500

Total	$5,029

All amounts are estimates.

We are paying all expenses of the offering listed above. No portion of these expenses will be borne by the selling shareholders. The selling shareholders, however, will pay any other expenses incurred in selling their common stock, including any brokerage commissions or costs of sale.

Item 14. Indemnification of Directors and Officers

Our officers and directors are indemnified as provided by the Nevada Revised Statutes and our bylaws.

Under the governing Nevada statutes, director immunity from liability to a company or its shareholders for monetary liabilities applies automatically unless it is specifically limited by a company’s articles of incorporation. Our articles of incorporation do not contain any limiting language regarding director immunity from liability. Excepted from this immunity are:

1.	a willful failure to deal fairly with the company or its shareholders in connection with a matter in which the director has a material conflict of interest;

2.	a violation of criminal law (unless the director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that his or her conduct was unlawful);

3.	a transaction from which the director derived an improper personal profit; and

4.	willful misconduct.

Our bylaws provide that we will indemnify our directors and officers to the fullest extent not prohibited by Nevada law; provided, however, that we may modify the extent of such indemnification by individual contracts with our directors and officers; and, provided, further, that we shall not be required to indemnify any director or officer in connection with any proceeding (or part thereof) initiated by such person unless:

1.	such indemnification is expressly required to be made by law;

2.	the proceeding was authorized by our Board of Directors;

3.	such indemnification is provided by us, in our sole discretion, pursuant to the powers vested us under Nevada law; or;

4.	such indemnification is required to be made pursuant to the bylaws.

Our bylaws provide that we will advance to any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer, of the company, or is or was serving at the request of the company as a director or executive officer of another company, partnership, joint venture, trust or other enterprise, prior to the final disposition of the proceeding, promptly following request therefore, all expenses incurred by any director or officer in connection with such proceeding upon receipt of an undertaking by or on behalf of such person to repay said amounts if it should be determined ultimately that such person is not entitled to be indemnified under our bylaws or otherwise.

Our bylaws provide that no advance shall be made by us to an officer of the company, except by reason of the fact that such officer is or was a director of the company in which event this paragraph shall not apply, in any action, suit or proceeding, whether civil, criminal, administrative or investigative, if a determination is reasonably and promptly made: (a) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to the proceeding, or (b) if such quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, that the facts known to the decision-making party at the time such determination is made demonstrate clearly and convincingly that such person acted in bad faith or in a manner that such person did not believe to be in or not opposed to the best interests of the company.

Item 15. Recent Sales of Unregistered Securities

There were no previously unreported sales of unregistered securities during the fiscal years ended December 31, 2011 and 2010.  All sales of securities are outlined in notes to the audited financial statements and all of those sales were registered securities.

Item 16. Exhibits

Exhibit Number	Description
3.1	Articles of Incorporation, as amended (1)
3.2	By-Laws (1)
5.1	Opinion of Gersten Savage LLP (2)
10.1	Drawdown Equity Financing Agreement (1)
10.2	Registration Rights Agreement (1)
23.1	Consent of Silberstein Ungar, PLLC
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

(1)   Previously filed as an exhibit to the Registration Statement on Form S-1/A filed on July 14, 2010.

(2)   Previously filed as an exhibit with the pre-effective amendment no. 4 to the Registration Statement on Form S-1/A filed on August 30, 2010.

Item 17. Undertakings

The undersigned registrant hereby undertakes:

     (a)  to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

     (b) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) (§230.424(b) of this chapter) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement. ; and

     (c) to include any material information with respect to the plan of distribution not previously disclosed in this registration statement or any  material change to such information in the registration statement.

2.  That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

3.  To remove from registration by means of a post-effective amendment any of the securities being registered hereby which remain unsold at the termination of the offering.

4. That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A (§230.430A of this chapter), shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

 5. That, for the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities:

The undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

 (i) Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424 (§230.424 of this chapter);

 (ii) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv) Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to our directors, officers and controlling persons pursuant to the provisions above, or otherwise, we been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable.

 In the event that a claim for indemnification against such liabilities, other than the payment by us of expenses incurred or paid by one of our directors, officers, or controlling persons in the successful defense of any action, suit or proceeding, is asserted by one of our directors, officers, or controlling persons in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act of 1933, and we will be governed by the final adjudication of such issue.

SIGNATURES

In accordance with the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-1 and authorized this registration statement to be signed on its behalf by the undersigned, on April 10, 2012.

CYIOS Corporation

By: /s/ Timothy Carnahan

Timothy Carnahan

President, Chief Executive Officer,

Principal Financial Officer, Principal

Accounting Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates stated.

/s/ Timothy Carnahan

 President, Chief Executive Officer,

Principal Financial Officer, Principal

Accounting Officer, Director

April 10, 2012